Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 27,400,035	$ 987,745	$ 23,011,381	$ 20,337,881
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	21,608,567		18,341,726	15,875,027
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,768,460		1,291,026	1,905,032
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	1,630,733		1,838,394	1,333,114
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	1,899,362		1,105,535	789,496
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 492,913		$ 434,700	$ 435,212